Offerings	Feb. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, one-quarter of one Class 1 redeemable warrant and three-quarters of one Class 2 redeemable warrant
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares, 750,000 Class 1 redeemable warrants and 2,250,000 Class 2 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) of the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class 1 redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) of the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of Class 1 redeemable warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 66,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,131.86
Offering Note	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class 2 redeemable warrants included as part of the units
Amount Registered | shares	17,250,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) of the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, stock dividends or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of Class 2 redeemable warrants included as part of the units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 198,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,395.59
Offering Note	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations, stock dividends or similar transactions.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New units, each consisting of one Class A ordinary share, $0.0001 par value, and three-quarters of one Class 2 redeemable warrant
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) of the Securities Act.